INTANGIBLE ASSETS - Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 9,129	$ 8,167
Intangible assets with indefinite useful life	87,200	77,721
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets with indefinite useful life	78,071	69,554
Customer contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	4,964	5,137
Internally developed intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 4,165	$ 3,030